Fees Summary	Oct. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,031,000
Previously Paid Amount	0.00
Total Fee Amount	970.98
Total Offset Amount	0.00
Net Fee	970.98
Narrative - Max Aggregate Offering Price	$ 7,031,000
Final Prospectus	true